Schedule of Investments (unaudited)
July 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.5%
Communication Services — 5.6%
Diversified Telecommunication Services — 1.0%
Deutsche Telekom AG, Registered Shares	1,908,833	$68,462,056 (a)
Entertainment — 3.0%
Sea Ltd., ADR	1,296,951	203,167,375 *
Interactive Media & Services — 1.6%
Tencent Holdings Ltd.	1,531,284	107,208,622 (a)

Total Communication Services		378,838,053
Consumer Discretionary — 11.7%
Automobiles — 2.3%
BYD Co. Ltd., Class H Shares	4,863,617	71,012,980 (a)
Ferrari NV	196,639	86,227,717 (a)
Total Automobiles		157,240,697
Broadline Retail — 2.9%
Dollarama Inc.	947,689	129,527,528
MercadoLibre Inc.	27,330	64,878,414 *
Total Broadline Retail		194,405,942
Household Durables — 2.7%
Sony Group Corp.	7,565,285	181,970,198 (a)
Specialty Retail — 1.6%
Industria de Diseno Textil SA	2,226,373	106,347,326 (a)
Textiles, Apparel & Luxury Goods — 2.2%
Cie Financiere Richemont SA, Registered Shares	451,741	73,758,611 (a)
Hermes International SCA	30,036	73,452,737 (a)
Total Textiles, Apparel & Luxury Goods		147,211,348

Total Consumer Discretionary		787,175,511
Consumer Staples — 9.3%
Consumer Staples Distribution & Retail — 3.8%
Loblaw Cos. Ltd.	623,365	100,806,434
Marks & Spencer Group PLC	9,456,561	43,430,127 (a)
Tesco PLC	19,252,203	108,166,991 (a)
Total Consumer Staples Distribution & Retail		252,403,552
Food Products — 2.3%
Danone SA	1,894,191	155,014,750 (a)
Personal Care Products — 3.2%
L’Oreal SA	225,759	99,894,645 (a)
Unilever PLC	2,035,002	118,071,768 (a)
Total Personal Care Products		217,966,413

Total Consumer Staples		625,384,715
Financials — 19.6%
Banks — 11.3%
Banco Santander SA	11,314,859	97,203,595 (a)
HDFC Bank Ltd.	2,960,586	67,940,451 (a)
HDFC Bank Ltd., ADR	906,569	69,597,302
Intesa Sanpaolo SpA	26,960,758	162,445,757 (a)
Mitsubishi UFJ Financial Group Inc.	7,279,400	100,330,286 (a)
NatWest Group PLC	23,497,375	163,108,987 (a)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
UniCredit SpA	1,334,708	$98,199,600 (a)
Total Banks		758,825,978
Capital Markets — 3.7%
3i Group PLC	1,862,857	101,790,548 (a)
EQT AB	1,824,455	60,980,776 (a)
London Stock Exchange Group PLC	713,584	86,982,390 (a)
Total Capital Markets		249,753,714
Financial Services — 1.4%
Adyen NV	52,404	89,880,830 *(a)
Insurance — 3.2%
AXA SA	2,114,536	102,701,332 (a)
Tokio Marine Holdings Inc.	2,852,270	114,526,980 (a)
Total Insurance		217,228,312

Total Financials		1,315,688,834
Health Care — 10.5%
Biotechnology — 3.5%
Argenx SE, ADR	238,881	160,129,101 *
Zai Lab Ltd., ADR	2,015,294	76,178,113 *
Total Biotechnology		236,307,214
Health Care Equipment & Supplies — 2.6%
Hoya Corp.	537,348	67,793,327 (a)
Straumann Holding AG, Registered Shares	364,011	44,351,070 (a)
Terumo Corp.	3,697,458	62,698,784 (a)
Total Health Care Equipment & Supplies		174,843,181
Pharmaceuticals — 4.4%
AstraZeneca PLC	802,024	117,008,621 (a)
Novo Nordisk A/S, Class B Shares	1,579,272	73,448,790 (a)
UCB SA	484,504	104,098,160 (a)
Total Pharmaceuticals		294,555,571

Total Health Care		705,705,966
Industrials — 21.3%
Aerospace & Defense — 5.9%
Airbus SE	740,098	148,800,518 (a)
BAE Systems PLC	3,966,451	94,642,067 (a)
Safran SA	466,976	153,986,005 (a)
Total Aerospace & Defense		397,428,590
Building Products — 1.7%
Trane Technologies PLC	266,913	116,929,247
Commercial Services & Supplies — 1.8%
Brambles Ltd.	7,964,538	121,853,053 (a)
Electrical Equipment — 7.3%
Fujikura Ltd.	1,166,057	79,154,780 (a)
Prysmian SpA	1,003,948	80,178,817 (a)
Schneider Electric SE	521,888	135,061,180 (a)
Siemens Energy AG	1,728,128	200,080,542 *(a)
Total Electrical Equipment		494,475,319
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
	Security		Shares	Value

Machinery — 1.4%
	Mitsubishi Heavy Industries Ltd.		3,866,977	$92,329,479 (a)
Professional Services — 3.2%
	Bureau Veritas SA		1,102,355	33,948,259 (a)
	RELX PLC		3,435,758	178,525,723 (a)
Total Professional Services				212,473,982

Total Industrials				1,435,489,670
Information Technology — 15.9%
Electronic Equipment, Instruments & Components — 1.0%
	Celestica Inc.		342,734	68,519,591 *
IT Services — 2.3%
	Nomura Research Institute Ltd.		1,517,893	60,063,710 (a)
	Shopify Inc., Class A Shares		786,695	96,141,996 *
Total IT Services				156,205,706
Semiconductors & Semiconductor Equipment — 5.2%
	ASML Holding NV		96,627	66,969,628 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.		2,695,470	103,773,674 (a)
	Tokyo Electron Ltd.		1,103,992	175,511,374 (a)
Total Semiconductors & Semiconductor Equipment				346,254,676
Software — 6.4%
	Check Point Software Technologies Ltd.		494,595	92,093,589 *
	Constellation Software Inc.		12,607	43,493,786
	Nemetschek SE		278,303	41,465,267 (a)
	SAP SE		893,685	255,554,407 (a)
Total Software				432,607,049
Technology Hardware, Storage & Peripherals — 1.0%
	Lenovo Group Ltd.		52,857,699	67,776,788 (a)

Total Information Technology				1,071,363,810
Materials — 2.8%
Chemicals — 2.3%
	Givaudan SA, Registered Shares		16,641	69,565,209 (a)
	Linde PLC		183,304	84,367,499
Total Chemicals				153,932,708
Metals & Mining — 0.5%
	Agnico Eagle Mines Ltd.		290,390	36,112,900

Total Materials				190,045,608
Utilities — 1.8%
Multi-Utilities — 1.8%
	E.ON SE		6,660,195	121,503,606 (a)
Total Investments before Short-Term Investments (Cost — $5,159,488,815)				6,631,195,773
	Rate	Maturity Date
Short-Term Investments — 1.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.127%		60,969,800	60,969,800 (b)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.219%		60,969,800	$60,969,800 (b)(c)

Total Short-Term Investments (Cost — $121,939,600)				121,939,600
Total Investments — 100.3% (Cost — $5,281,428,415)				6,753,135,373
Liabilities in Excess of Other Assets — (0.3)%				(22,827,842)
Total Net Assets — 100.0%				$6,730,307,531

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $60,969,800 and the cost was $60,969,800 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$203,167,375	$175,670,678	—	$378,838,053
Consumer Discretionary	194,405,942	592,769,569	—	787,175,511
Consumer Staples	100,806,434	524,578,281	—	625,384,715
Financials	69,597,302	1,246,091,532	—	1,315,688,834
Health Care	236,307,214	469,398,752	—	705,705,966
Industrials	116,929,247	1,318,560,423	—	1,435,489,670
Information Technology	300,248,962	771,114,848	—	1,071,363,810
Materials	120,480,399	69,565,209	—	190,045,608
Utilities	—	121,503,606	—	121,503,606
Total Long-Term Investments	1,341,942,875	5,289,252,898	—	6,631,195,773
Short-Term Investments†	121,939,600	—	—	121,939,600
Total Investments	$1,463,882,475	$5,289,252,898	—	$6,753,135,373

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,603,385	$813,827,582	813,827,582	$762,461,167	762,461,167

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,343,228	—	$60,969,800

ClearBridge International Growth Fund 2025 Quarterly Report